9. Property, plant and equipment (Details) In Thousands, unless otherwise specified	Dec. 31, 2012 USD ($)	Dec. 31, 2011 USD ($)	Dec. 31, 2012 ZHEJIANG CNY	Dec. 31, 2011 ZHEJIANG CNY
Office premises	$ 1,866	$ 1,866
Leasehold improvements	158	151
Office premises and leasehold improvements			47,092	51,304
Furniture, fixtures and office equipment	616	636	7,136	6,136
Motor vehicles	162	162	3,361	2,498
Plant and machineries			711	672
Construction in progress			298	0
Testing equipment	87	84
Gross	2,889	2,899	58,598	60,610
Less: Accumulated depreciation	(1,944)	(1,841)	(9,505)	(7,672)
Net	$ 945	$ 1,058	49,093	52,938